Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Major Classifications of Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2013	2012
Land	$3,377	$3,444
Buildings and improvements	19,839	19,889
Leasehold improvements	805	795
Furniture, fixtures and equipment	8,697	8,723

	32,718	32,851
Less accumulated depreciation and amortization	19,410	18,565

	$13,308	$14,286